Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$175,565,015.92	0.4810000	$145,328,721.61	0.3981609	$30,236,294.31
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$716,405,015.92	0.6285137	$686,168,721.61	0.6019869	$30,236,294.31

Weighted Avg. Coupon (WAC)	3.26%		3.25%
Weighted Avg. Remaining Maturity (WARM)	47.16		46.18
Pool Receivables Balance	$760,791,581.31		$729,377,287.96
Remaining Number of Receivables	51,271		50,287

Adjusted Pool Balance	$733,631,820.26		$703,395,525.95

III. COLLECTIONS

Principal:
Principal Collections	$30,483,445.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$624,171.49
Total Principal Collections	$31,107,616.95

Interest:
Interest Collections	$1,971,258.47
Late Fees & Other Charges	$41,023.35
Interest on Repurchase Principal	$-
Total Interest Collections	$2,012,281.82

Collection Account Interest	$1,309.26
Reserve Account Interest	$152.46
Servicer Advances	$-

Total Collections	$33,121,360.49

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$33,121,360.49
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,121,360.49

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$633,992.98		$633,992.98	$633,992.98
Collection Account Interest					$1,309.26
Late Fees & Other Charges					$41,023.35
Total due to Servicer					$676,325.59

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$67,299.92		$67,299.92
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$423,878.92		$423,878.92	$423,878.92

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$31,885,878.98

9. Regular Principal Distribution Amount:					$30,236,294.31

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$30,236,294.31
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$30,236,294.31	$30,236,294.31
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$30,236,294.31	$30,236,294.31

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,649,584.67

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,159,761.05
Beginning Period Amount	$27,159,761.05
Current Period Amortization	$1,177,999.04
Ending Period Required Amount	$25,981,762.01
Ending Period Amount	$25,981,762.01
Next Distribution Date Amount	$24,829,864.27

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.35%	2.45%	2.45%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.06%	49,816	98.76%	$720,351,346.99
30 - 60 Days	0.78%	391	1.04%	$7,598,299.75
61 - 90 Days	0.11%	57	0.16%	$1,131,512.06
91 + Days	0.05%	23	0.04%	$296,129.16
		50,287		$729,377,287.96
Total
Delinquent Receivables 61 + days past due	0.16%	80	0.20%	$1,427,641.22
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	111	0.27%	$2,068,569.30
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	119	0.30%	$2,378,990.09
Three-Month Average Delinquency Ratio	0.20%		0.26%

Repossession in Current Period		42		$905,228.87
Repossession Inventory		92		$704,163.44

Charge-Offs
Gross Principal of Charge-Off for Current Period				$930,847.89
Recoveries				$(624,171.49)
Net Charge-offs for Current Period				$306,676.40

Beginning Pool Balance for Current Period				$760,791,581.31

Net Loss Ratio				0.48%
Net Loss Ratio for 1st Preceding Collection Period				0.71%
Net Loss Ratio for 2nd Preceding Collection Period				0.58%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$7,097,507.16
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$2,670,269.74
Number of Extensions				127